Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 3,176	£ 839	£ 48,220	£ 36,391